Fidelity (logo) Investments®|	245 Summer Street Boston MA 02210 617 563 7000
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	August 15, 2014

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fidelity Boylston Street Trust (the trust):

Strategic Advisers Multi-Manager Income Fund
Strategic Advisers Multi-Manager 2005 Fund
Strategic Advisers Multi-Manager 2010 Fund
Strategic Advisers Multi-Manager 2015 Fund
Strategic Advisers Multi-Manager 2020 Fund
Strategic Advisers Multi-Manager 2025 Fund
Strategic Advisers Multi-Manager 2030 Fund
Strategic Advisers Multi-Manager 2035 Fund
Strategic Advisers Multi-Manager 2040 Fund
Strategic Advisers Multi-Manager 2045 Fund
Strategic Advisers Multi-Manager 2050 Fund
Strategic Advisers Multi-Manager 2055 Fund (the funds)

File Nos. 002-76309 and 811-03407

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Jamie Plourde
Jamie Plourde
Legal Product Group